Annual Total Returns [BarChart] - COLUMBIA ADAPTIVE RISK ALLOCATION FUND - Class A	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2013	(6.16%)
Annual Return 2014	10.22%
Annual Return 2015	(4.85%)
Annual Return 2016	9.27%
Annual Return 2017	13.05%
Annual Return 2018	(4.68%)
Annual Return 2019	18.57%

[1]	Year to Date return as of June 30, 2020: -3.18%